(Loss)/Earnings Per Share	12 Months Ended
Dec. 31, 2015
(Loss)/Earnings Per Share
8.	(LOSS)/EARNINGS PER SHARE

	Fiscal Year Ended December 31,
	2015	2014	2013
BASIC (LOSS)/EARNINGS PER SHARE
Net loss attributable to Gold Fields shareholders
- Continuing operations	(345.0)	(27.2)	(268.4)
- Discontinued operations *	—	—	20.5

	(345.0)	(27.2)	(247.9)

Weighted average number of shares - continuing operations
Shares outstanding - beginning of year	771,416,491	767,160,263	729,536,813
Weighted average number of shares issued	3,346,660	1,981,608	13,069,913

Weighted average number of shares issued at the end of the year	774,763,151	769,141,871	742,606,726

Basic (loss)/earnings per share
- Continuing operations	(0.45)	(0.04)	(0.36)
- Discontinued operations *	—	—	0.03

*	Basic earnings per share from discontinued operations

Basic earnings per share is calculated by dividing the profit attributable to ordinary shareholders from discontinued operations of $nil million (fiscal 2014: $nil and fiscal 2013: $20.5 million) by the weighted average number of ordinary shares in issue in fiscal 2015 of 774,763,151 (fiscal 2014: 769,141,871 and fiscal 2013: 742,606,726).

	Fiscal Year Ended December 31,
	2015	2014	2013
DILUTED (LOSS)/EARNINGS PER SHARE
Net (loss)/earnings attributable to Gold Fields shareholders
- Continuing operations	(345.0)	(27.2)	(268.4)
- Discontinued operations*	—	—	20.5

	(345.0)	(27.2)	(247.9)

Weighted average number of shares - continuing operations
Weighted average number of shares issued at the end of the year	774,763,151	769,141,871	742,606,726
Effect of dilutive securities [1]	—	—	—

	774,763,151	769,141,871	742,606,726

Diluted (loss)/earnings per share
- Continuing operations	(0.45)	(0.04)	(0.36)
- Discontinued operations*	—	—	0.03

*	Diluted earnings per share from discontinued operations

Diluted earnings per share is calculated on the basis of profit attributable to ordinary shareholders from discontinued operations of $nil million (fiscal 2014: $nil and fiscal 2013: $20.5 million) and 774,763,151 shares, being the diluted number of ordinary shares in issue in fiscal 2015 (fiscal 2014: 769,141,871 and fiscal 2013: 742,606,726).

(1)	Dilutive securities comprise the dilutive effect of share options. Refer note 18 for details of share option schemes. In fiscal 2015, 2014 and 2013, due to the loss from continuing operations, the effect of dilutive securities was not considered in the dilutive earnings per share calculation.